COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Mar. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 1,138
2018	1,158
2019	1,115
Operating leases requiring minimum lease payments	$ 3,411